Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment

11 Property, plant and equipment

		Leasehold
	Note	improvements	Office equipment	Total
		£ 000	£ 000	£ 000
Cost or valuation
At January 1, 2019		25	53	78
Additions		1,311	216	1,527
Acquired through business combinations	14	14	35	49
December 31, 2019		1,350	304	1,654
Additions		18	137	155
December 31, 2020		1,368	441	1,809
Depreciation
At January 1, 2019		1	18	19
Charge for year		31	58	89
At December 31, 2019		32	76	108
Charge for the year		174	105	279
At December 31, 2020		206	181	387
Net book value
At December 31, 2020		1,162	260	1,422
At December 31, 2019		1,318	227	1,545
At January 1, 2019		24	35	59

Leasehold improvements represents improvements to leased property in Bristol, UK.

All property, plant and equipment is attributable to the UK.